UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Australia — 4.3%
283,781	Alumina Ltd. (Materials)	$1,336,463
106,086	BHP Billiton Ltd. (Materials)	3,557,033
29,830	Macquarie Group Ltd. (Diversified Financials)	1,737,687

		6,631,183

Belgium — 1.4%
25,326	InBev NV (Food, Beverage & Tobacco)	2,090,077

Bermuda — 1.3%
70,636	Invesco PLC (Diversified Financials)	1,922,712

Cyprus — 2.0%
100,334	Bank of Cyprus Public Co. Ltd. (Banks)	1,566,819
107,851	Prosafe SE (Energy)	1,556,318

		3,123,137

Denmark — 1.2%
29,662	Novo-Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,871,389

France — 14.8%
23,440	BNP Paribas (Banks)	2,325,114
44,124	Carrefour SA (Food & Staples Retailing)	3,107,189
30,575	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,703,919
9,604	Lafarge SA (Materials)	1,517,824
14,178	Renault SA (Automobiles & Components)	1,618,228
37,840	Sanofi-Aventis (Pharmaceuticals, Biotechnology & Life Sciences)	3,085,776
11,200	Societe Generale (Banks)	1,406,860
41,879	Societe Television Francaise 1 (Media)	1,061,036
14,920	Technip SA (Energy)	963,683
21,570	Total SA (Energy)	1,569,831
8,304	UBISOFT Entertainment* (Software & Services)	754,732
3,589	Vallourec (Capital Goods)	721,357
33,566	Veolia Environnement (Utilities)	2,760,944

		22,596,493

Germany — 9.0%
10,310	Allianz SE (Registered) (Insurance)	1,837,578
21,143	Bilfinger Berger AG (Capital Goods)	1,319,905
94,805	Deutsche Telekom AG (Telecommunication Services)	1,941,961
10,375	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	1,283,052
20,049	Rheinmetall AG (Capital Goods)	1,433,999
49,782	SAP AG (Software & Services)	2,389,262
27,751	Siemens AG (Registered) (Capital Goods)	3,577,133

		13,782,890

Hong Kong — 5.7%
119,000	China Mobile Ltd. (Telecommunication Services)	1,754,441
160,900	Esprit Holdings Ltd. (Retailing)	2,095,475
129,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,559,855
172,000	Swire Pacific Ltd. Class A (Real Estate)	2,335,763

		8,745,534

India — 1.2%
71,053	Indiabulls Securities GDR (Diversified Financials)	476,484
71,053	Indiabulls Financial Services Ltd. GDR (Diversified Financials)	1,314,480

		1,790,964

Italy — 6.1%
107,195	Banca Popolare Di Milano Scarl (Banks)	1,355,073
79,442	ENI SpA (Energy)	2,568,557
64,632	Geox SpA (Consumer Durables & Apparel)	1,104,991
97,541	Mediobanca SpA (Diversified Financials)	1,827,442
137,880	Safilo Group SpA (Consumer Durables & Apparel)	401,045
273,850	UniCredito Italiano SpA (Banks)	2,029,539

		9,286,647

Japan — 15.9%
148,000	Asahi Glass Co. Ltd. (Capital Goods)	1,861,891
175,000	Hitachi Metals Ltd. (Materials)	2,324,462
32,400	JFE Holdings, Inc. (Materials)	1,511,451
64,100	Komatsu Ltd. (Capital Goods)	1,562,710

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
83,000	Matsushita Electric Industrial Co. Ltd. (Consumer Durables & Apparel)	$1,769,992
65,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,749,713
88,000	Mitsui & Co. Ltd. (Capital Goods)	1,792,722
155,200	Nomura Holdings, Inc. (Diversified Financials)	2,268,334
80,600	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,997,094
125,800	Sumitomo Electric Industries Ltd. (Capital Goods)	1,858,155
33,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,063,951
273,000	Toshiba Corp. (Technology Hardware & Equipment)	1,865,608
532,000	Ube Industries Ltd. (Japan) (Materials)	1,675,702

		24,301,785

Luxembourg — 0.7%
10,600	Millicom International Cellular SA* (Telecommunication Services)	1,106,511

Mexico — 2.6%
571,123	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	1,839,661
577,780	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	2,071,866

		3,911,527

Netherlands — 2.0%
115,850	Aegon NV (Insurance)	1,730,746
18,368	Akzo Nobel NV (Materials)	1,358,842

		3,089,588

Norway — 1.5%
21,175	Schibsted ASA (Media)	649,810
80,749	Telenor ASA (Telecommunication Services)	1,672,222

		2,322,032

Russia — 3.0%
61,762	OAO Gazprom ADR (Energy)	3,013,986
3,004	Sberbank GDR* (Banks)	1,330,882
689	Sberbank GDR (Banks)	305,252

		4,650,120

Singapore — 1.8%
362,000	Cosco Corp. (Singapore) Ltd. (Transportation)	1,167,507
125,000	DBS Group Holdings Ltd. (Banks)	1,559,520

		2,727,027

South Africa — 1.2%
194,042	Massmart Holdings Ltd. (Food & Staples Retailing)	1,794,665

South Korea — 1.2%
27,630	Kookmin Bank ADR (Banks)	1,837,395

Spain — 1.4%
82,629	Indra Sistemas SA (Software & Services)	2,132,390

Sweden — 1.2%
202,074	TeliaSonera AB (Telecommunication Services)	1,795,838

Switzerland — 6.8%
8,000	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,581,561
16,825	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,054,936
7,454	Swiss Life Holding (Registered)* (Insurance)	1,810,231
26,160	Xstrata PLC (Materials)	2,014,139

		10,460,867

United Kingdom — 13.4%
232,609	Aegis Group PLC (Media)	522,116
37,960	Anglo American PLC (Materials)	2,097,514
567,698	BT Group PLC (Telecommunication Services)	2,949,702
269,331	Cobham PLC (Capital Goods)	998,857
395,292	Old Mutual PLC (Insurance)	986,165
122,103	Prudential PLC (Insurance)	1,565,324
165,048	Reuters Group PLC (Media)	1,993,157
85,969	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,540,508
134,000	Taylor Nelson Sofres PLC (Media)	474,413
398,936	Tesco PLC (Food & Staples Retailing)	3,334,929
1,157,431	Vodafone Group PLC (Telecommunication Services)	4,049,000

		22,434,397

TOTAL COMMON STOCKS		$152,482,456

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.1%
JPMorgan Chase Euro — Time Deposit
$92,649	3.172%	02/01/08	$92,649

TOTAL INVESTMENTS — 99.8%			$152,575,105

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			268,885

NET ASSETS — 100.0%			$152,843,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Investments Industry Classifications †	As a % of Net Assets
Automobiles & Components	1.1%
Banks	9.0
Capital Goods	9.9
Consumer Durables & Apparel	3.3
Diversified Financials	6.2
Energy	6.3
Food & Staples Retailing	8.0
Food, Beverage & Tobacco	3.7
Insurance	5.2
Materials	11.4
Media	3.1
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Real Estate	4.3
Retailing	1.4
Short-term Investment	0.1
Software & Services	3.4
Technology Hardware & Equipment	1.2
Telecommunication Services	10.0
Transportation	0.8
Utilities	1.8

TOTAL INVESTMENTS	99.8%

† Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Tax Information — At January 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$166,090,385

Gross unrealized gain	5,253,928
Gross unrealized loss	(18,769,208)

Net unrealized security loss	$(13,515,280)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions, or governmental actions. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2008

* Print the name and title of each signing officer under his or her signature.